Offsetting of Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
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Offsetting Information Regarding Financial Assets and Financial Liabilities
The offsetting information regarding financial assets and financial liabilities as of March 31, 2023 and 2024 is as follows:

	Yen (millions)
As of March 31, 2023	Gross amounts of recognized financial assets and financial liabilities	Amounts offset in the consolidated statements of financial position	Net amounts presented in the consolidated statements of financial position	Amounts not offset due to not meeting offsetting criteria despite being subject to a master netting agreement or similar agreement	Net Amounts
Other financial assets
Derivatives	¥185,968	¥—	¥185,968	¥(133,472)	¥52,496
Other financial liabilities
Derivatives	242,968	—	242,968	(133,472)	109,496

	Yen (millions)
As of March 31, 2024	Gross amounts of recognized financial assets and financial liabilities	Amounts offset in the consolidated statements of financial position	Net amounts presented in the consolidated statements of financial position	Amounts not offset due to not meeting offsetting criteria despite being subject to a master netting agreement or similar agreement	Net Amounts
Other financial assets
Derivatives	¥194,187	¥—	¥194,187	¥(106,133)	¥88,054
Other financial liabilities
Derivatives	236,592	—	236,592	(106,133)	130,459